Segments - Summary of Financial Information for the Company's Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 83,343	$ 105,845	$ 68,817	$ 78,952	$ 76,922	$ 96,019	$ 63,467	$ 62,697	$ 57,594	$ 330,537	$ 279,777	$ 211,009
Total Segment EBITDA	33,706				21,767					103,985	92,619	64,152
Franchise [Member]
Segment Reporting Information [Line Items]
Revenue	27,677				21,757					88,085	71,806	44,157
Franchise [Member] | US [Member]
Segment Reporting Information [Line Items]
Revenue	27,230				21,757					87,299	71,806	44,157
Franchise [Member] | International [Member]
Segment Reporting Information [Line Items]
Revenue	447									786
Corporate-owned Stores [Member]
Segment Reporting Information [Line Items]
Revenue	25,697				23,546					98,390	85,041	67,364
Corporate-owned Stores [Member] | US [Member]
Segment Reporting Information [Line Items]
Revenue	24,698				23,270					95,459	85,022	67,364
Corporate-owned Stores [Member] | International [Member]
Segment Reporting Information [Line Items]
Revenue	999				276					2,931	19
Equipment [Member]
Segment Reporting Information [Line Items]
Revenue	83,343				76,922					330,537	279,777	211,009
Equipment [Member] | US [Member]
Segment Reporting Information [Line Items]
Revenue	29,969				31,619					144,062	122,930	99,488
Equipment [Member] | International [Member]
Segment Reporting Information [Line Items]
Revenue	29,969				31,619					144,062	122,930	99,488
Operating Segments [Member] | Franchise [Member]
Segment Reporting Information [Line Items]
Total Segment EBITDA	23,813				13,578					66,030	53,109	30,123
Operating Segments [Member] | Corporate-owned Stores [Member]
Segment Reporting Information [Line Items]
Total Segment EBITDA	10,162				7,798					36,070	31,705	21,742
Operating Segments [Member] | Equipment [Member]
Segment Reporting Information [Line Items]
Total Segment EBITDA	6,318				6,763					31,936	26,447	19,791
Corporate And Other Non Segment [Member]
Segment Reporting Information [Line Items]
Total Segment EBITDA	$ (6,587)				$ (6,372)					$ (30,051)	$ (18,642)	$ (7,504)